CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	[1]
Statement of Comprehensive Income [Abstract]
Net loss	$ 19,908,754	$ (3,812,813)	$ (28,423,084)	$ (10,860,317)	[2]
Other comprehensive income (loss), net of nil tax
Foreign currency translation adjustments	146,838	(41,629)	(882,516)	766,070
Comprehensive loss	20,055,592	(3,854,442)	(29,305,600)	(10,094,247)
Comprehensive loss attributable to non-controlling interest	43,056	100,592	978,282	401,359
Comprehensive loss attributable to IDEX common shareholders	$ 20,098,648	$ (3,753,850)	$ (28,327,318)	$ (9,692,888)

[1]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")